Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Balances and Transactions
6.	Related party balances and transactions
The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Minority shareholders of the Company	Minority shareholders
Xiaoke Huixuan (Shenzhen) Technology Co., Ltd. (“Xiaoke”)	Company that the Group has significant influence over
Huibao Huipei (Shenzhen) Technology Co., Ltd (“Huibao Huipei”)	Company that the Group has significant influence over
Shenzhen Baofu Culture Co., Ltd. (“Baofu”)	Company that the Group has significant influence over
Bay Union Insurance Brokers Limited (“Bay Union”)	Company that the Group has significant influence over

Details of related party transactions for the years ended December 31, 2023, 2024 and 2025 are as follows:
Service provided by related parties:

	For the year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Technology service fee to Xiaoke	1,887	3,234	—
Channel cost to Huibao Huipei	7,439	10,940	10,787
Channel cost to Baofu	—	—	1,143
Channel cost to Bay Union	—		25,174

Total	9,326	14,174	37,104

According to the cooperation agreements, Xiaoke provides technology service to the Company, and Huibao Huipei, Baofu and Bay Union serve as the Company’s traffic channels.
Service provided to related parties:

	For the year ended December 31
	2023	2024	2025
	RMB	RMB	RMB
Consulting service fee from Huibao Huipei	728	204	976
Channel Revenue from Bay Union	—	—	2,569

Total	728	204	3,545

According to the cooperation agreements, the Company provides consulting service to Huibao Huipei and channel service to Bay Union.
Details of related party balances as of December 31, 2024 and 2025 are as follows:
Amounts due from related parties:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Minority shareholders of the Company	766	874
Huibao Huipei	157	635
Xiaoke	72	—
Bay Union	—	2,806

	995	4,315

Amounts due from related parties represent the advance to the minority shareholders, the receivable for consulting service provided to Huibao Huipei, the prepayment for service provided by Xiaoke, and the receivable for channel service provided to Bay Union.

Amounts due to related parties:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Huibao Huipei	2,495	—
Bay Union	—	20,415

	2,495	20,415

The amount due to Huibao Huipei and Bay Union represent the payable for channel promotion service.